Subordinated Liabilities	12 Months Ended
Dec. 31, 2017
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Subordinated Liabilities

26. SUBORDINATED LIABILITIES

	Group
	2017 £m	2016 £m
£325m Sterling Preference Shares	344	344
£175m Fixed/Floating Rate Tier One Preferred Income Capital Securities	2	2
Undated subordinated liabilities	584	768
Dated subordinated liabilities	2,863	3,189
	3,793	4,303

The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The subordination of the preference shares and preferred securities ranks equally with that of the £300m fixed/floating rate non-cumulative callable preference shares and £300m Step-up Callable Perpetual Reserve Capital Instruments classified as other equity instruments, as described in Note 31.

During 2017 and 2016, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.

During 2017, Santander UK exercised its option to call the £175m Fixed/Floating Rate Tier One Preferred Income Capital Securities. These were fully redeemed on 9 February 2018.

Of the change in carrying value during the year ended 31 December 2017, cash and non-cash changes amounted to £(52)m and £(458)m respectively. Non-cash changes included £(235)m in respect of unrealised foreign exchange differences and £(223)m of other changes.

Undated subordinated liabilities

	Group
	Call date	2017 £m	2016 £m
10.0625% Exchangeable subordinated capital securities	Any interest payment date	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	17	198
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	362	365
		584	768

In common with other debt securities issued by Santander UK group companies, the undated subordinated liabilities are redeemable in whole at the option of Santander UK plc, on any interest payment date, in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.

During 2017, Santander UK plc exercised its option to call, and redeemed, 91% of the 7.375% 20 Year Step-up perpetual callable subordinated notes.

Dated subordinated liabilities

		Group
	Maturity	2017 £m	2016 £m
11.50% Subordinated guaranteed bond	2017	–	58
10.125% Subordinated guaranteed bond	2023	78	84
9.625% Subordinated notes	2023	129	134
5% Subordinated notes (US$1,500m)	2023	1,103	1,208
4.75% Subordinated notes (US$1,000m)	2025	745	816
7.95% Subordinated notes (US$1,000m)	2029	275	307
6.50% Subordinated notes	2030	40	40
8.963% Subordinated notes (US$1,000m)	2030	113	126
5.875% Subordinated notes	2031	9	10
5.625% Subordinated notes (US$500m)	2045	371	406
		2,863	3,189

The dated subordinated liabilities are redeemable in whole at the option of Santander UK plc, on any interest payment date, in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.

Each of the subordinated liabilities issued by Santander UK Group Holdings plc has been downstreamed to Santander UK plc by means of Santander UK plc issuing equivalent subordinated liabilities to Santander UK Group Holdings plc.

During 2017, Santander UK plc exercised its option to call the 10.125% Subordinated guaranteed bond. These were fully redeemed on 4 January 2018.